Commitments and Contingencies (Details Narrative) (fuboTV Inc.) (10-K) - fuboTV Inc. [Member] $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 30, 2018 USD ($) ft²	Apr. 30, 2017 USD ($) ft²	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Leasehold Improvements [Member]
Incentive from the landlord							$ 1,500
Lease Agreement [Member]
Lease term of contract		10 years
Lease renewal term		5 years
Rent expenses			$ 415	$ 388	$ 1,584	$ 1,330
Lease Agreement [Member] | Second and Fourth Anniversaries of Lease Commencement [Member]
Rent expenses		$ 745
Lease Agreement [Member] | Additional Leased Space [Member]
Area of land | ft²	6,600
Rent expenses	$ 518
Lease term description	The lease term commenced in February 2018 and is effective through March 2021.
New York, NY [Member] | Lease Agreement [Member]
Area of land | ft²		10,000